Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Useful Lives of Property and Equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over their estimated useful lives, as follows:

Buildings	10-20 years
Leasehold improvements	10-20 years or lease term, if shorter
Machinery and equipment	3-7 years
Furniture and fixtures	3-7 years

Schedule of Net Sales of Principle Services and Products
Net sales of the Company’s principal services and products were as follows:

	Year Ended December 31,
	2015	2014	2013
Service Sales
CDIM	$221,174	$219,764	$216,305
MPS	144,244	141,313	128,205
AIM	13,220	10,807	10,848
Total services sales	378,638	371,884	355,358
Equipment and Supplies Sales	50,027	51,872	51,837
Total net sales	$428,665	$423,756	$407,195

Schedule of Segment and Geographic Reporting
See table below for revenues and long-lived assets, net, excluding intangible assets, attributable to the Company’s U.S. operations and foreign operations.

	Year Ended December 31,
	2015			2014			2013
	U.S.	Foreign Countries	Total	U.S.	Foreign Countries	Total	U.S.	Foreign Countries	Total
Revenues from external customers	$366,082	$62,583	$428,665	$364,382	$59,374	$423,756	$354,995	$52,200	$407,195
Long-lived assets, net, excluding intangible assets	$50,777	$6,813	$57,590	$51,826	$7,694	$59,520	$48,319	$7,862	$56,181

Schedule of Weighted Average Assumptions for Stock-Based Compensation
The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model using the following weighted average assumptions for the years ended December 31, 2015 and 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Weighted average assumptions used:
Risk free interest rate	1.62%	2.12%	1.36%
Expected volatility	56.2%	57.3%	59.7%
Expected dividend yield	—%	—%	—%

Schedule of Basic and Diluted Earnings Per Share
Basic and diluted weighted average common shares outstanding were calculated as follows for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Weighted average common shares outstanding during the period — basic	46,631	46,245	45,856
Effect of dilutive stock options	901	843	—
Weighted average common shares outstanding during the period — diluted	47,532	47,088	45,856